Consolidated Statements Of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total		Preferred Stock [Member]	Common Stock [Member]	Capital Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]		Noncontrolling Interest [Member]
Balance, at Dec. 31, 2010	$ 2,678,005		$ 0	$ 164,604	$ 1,714,070	$ 631,712	$ (127,546)	[1]	$ 295,165
Balance, shares at Dec. 31, 2010				263,366,000
Net income/(loss)	142,630					131,196			11,434
Fair value adjustments, net of tax:
Securities available-for-sale	21,703						21,703	[1]
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period, Accumulated Other Comprehensive Income/(Loss)	(37,616)						(37,616)	[1]
Prior service credit/(cost) arising during the period, Accumulated Other Comprehensive Income/(Loss)	0
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	13,303						13,303	[1]
Comprehensive income/(loss)	140,020					131,196	(2,610)	[1]	11,434
Common stock warrants repurchased-CPP	(79,700)				(79,700)
Cash dividends declared:
Preferred stock ($5,838.33 per share)	0
Common stock ($.20 per share for 2013 and $.04 per share for 2012 and 2011)	(10,324)					(10,324)
Common stock repurchased	(45,111)	[2]		(3,925)	(41,186)
Common stock repurchased, shares				(6,281,000)
Common stock issued for:
Stock options and restricted stock-equity awards	(1)			239	(240)
Stock options and restricted stock - equity awards, shares				383,000
Tax benefit reversals-stock-based compensation plans	(5,771)				(5,771)
Stock-based compensation expense	14,173				14,173
Dividends declared-noncontrolling interest of subsidiary preferred stock	(11,434)								(11,434)
Other changes in equity	4,780					4,780
Balance, at Dec. 31, 2011	2,684,637			160,918	1,601,346	757,364	(130,156)	[1]	295,165
Balance, shares at Dec. 31, 2011				257,468,000
Net income/(loss)	(16,295)					(27,759)			11,464
Fair value adjustments, net of tax:
Securities available-for-sale	(11,819)						(11,819)	[1]
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period, Accumulated Other Comprehensive Income/(Loss)	(27,204)						(27,204)	[1]
Prior service credit/(cost) arising during the period, Accumulated Other Comprehensive Income/(Loss)	0
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	22,836						22,836	[1]
Comprehensive income/(loss)	(32,482)					(27,759)	(16,187)	[1]	11,464
Preferred stock issuance (1,000 shares issued at $100,000 per share net of offering costs)	0
Cash dividends declared:
Preferred stock ($5,838.33 per share)	0
Common stock ($.20 per share for 2013 and $.04 per share for 2012 and 2011)	(9,933)					(9,933)
Common stock repurchased	(133,757)	[2]		(9,064)	(124,693)
Common stock repurchased, shares				(14,502,000)
Common stock issued for:
Stock options and restricted stock-equity awards	144			395	(251)
Stock options and restricted stock - equity awards, shares				632,000
Tax benefit reversals-stock-based compensation plans	(4,140)				(4,140)
Stock-based compensation expense	16,201				16,201
Dividends declared-noncontrolling interest of subsidiary preferred stock	(11,464)								(11,464)
Balance, at Dec. 31, 2012	2,509,206			152,249	1,488,463	719,672	(146,343)	[1]	295,165
Balance, shares at Dec. 31, 2012				243,598,000
Net income/(loss)	41,067					29,602			11,465
Fair value adjustments, net of tax:
Securities available-for-sale	(66,491)						(66,491)	[1]
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period, Accumulated Other Comprehensive Income/(Loss)	50,064						50,064	[1]
Prior service credit/(cost) arising during the period, Accumulated Other Comprehensive Income/(Loss)	6,563						6,563	[1]
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	6,198						6,198	[1]
Comprehensive income/(loss)	37,401					29,602	(3,666)	[1]	11,465
Preferred stock issuance (1,000 shares issued at $100,000 per share net of offering costs)	95,624		95,624
Cash dividends declared:
Preferred stock ($5,838.33 per share)	(5,838)					(5,838)
Common stock ($.20 per share for 2013 and $.04 per share for 2012 and 2011)	(48,302)					(48,302)
Common stock repurchased	(91,448)	[2]		(5,223)	(86,225)
Common stock repurchased, shares				(8,356,000)
Common stock issued for:
Stock options and restricted stock-equity awards	659			705	(46)
Stock options and restricted stock - equity awards, shares				1,128,000
Tax benefit reversals-stock-based compensation plans	(1,569)				(1,569)
Stock-based compensation expense	16,144				16,144
Dividends declared-noncontrolling interest of subsidiary preferred stock	(11,465)								(11,465)
Real estate investment trust ("REIT") preferred stock issuance	92								92
Acquired noncontrolling interest - REIT	174								174
Other changes in equity	73					73
Balance, at Dec. 31, 2013	$ 2,500,751		$ 95,624	$ 147,731	$ 1,416,767	$ 695,207	$ (150,009)	[1]	$ 295,431
Balance, shares at Dec. 31, 2013				236,370,000

[1]	Due to the nature of the preferred stock issued by FHN's subsidiaries, all components of other comprehensive income/(loss) have been attributed solely to FHN as the controlling interest holder.
[2]	2013, 2012 and 2011 include $87.6 million, $131.0 million, and $44.1 million, respectively, repurchased under the share repurchase program launched in 2011.